Return Stacked U.S. Stocks & Futures Yield ETF
Consolidated Schedule of Investments
April 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 74.9%	Shares	Value
iShares Core S&P 500 ETF (a)	149,127	$83,206,901
TOTAL EXCHANGE TRADED FUNDS (Cost $78,484,608)		83,206,901

SHORT-TERM INVESTMENTS - 11.6%
Money Market Funds - 11.6%
First American Government Obligations Fund - Class X, 4.25% (b)	12,913,706	12,913,706
TOTAL SHORT-TERM INVESTMENTS (Cost $12,913,706)		12,913,706

TOTAL INVESTMENTS - 86.5% (Cost $91,398,314)		96,120,607
Other Assets in Excess of Liabilities - 13.5%		15,015,908
TOTAL NET ASSETS - 100.0%		$111,136,515
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

Return Stacked U.S. Stocks & Futures Yield ETF
Consolidated Schedule of Futures Contracts
April 30, 2025 (Unaudited)

The Return Stacked U.S. Stocks & Futures Yield ETF & Return Stacked RSSY Cayman Subsidiary had the following futures contracts outstanding with PhillipCapital Inc.
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Crude Oil (a)	18	05/20/2025	$1,047,780	$(87,353)
Euro-Bund	312	06/06/2025	46,737,934	367,989
German Stock Index	9	06/20/2025	5,781,659	190,062
Long Gilt	253	06/26/2025	31,603,457	369,795
Low Sulphur Gas Oil (a)	31	06/12/2025	1,855,350	(65,864)
Nasdaq 100 Index	1	06/20/2025	393,170	7,172
Nikkei 225 Index	23	06/12/2025	4,167,025	44,343
Reformulated Gasoline Blendstock (a)	111	05/30/2025	9,406,517	(249,790)
S&P 500 Index	90	06/20/2025	25,141,500	500,931
S&P/Toronto Stock Exchange 60 Index	41	06/19/2025	8,874,973	567,664
U.S. Treasury 10 Year Notes	231	06/18/2025	25,922,531	350,584
U.S. Treasury 5 Year Notes	458	06/30/2025	50,011,453	572,920
U.S. Treasury Long Bonds	29	06/18/2025	3,382,125	84,729
				$2,653,182
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	(93)	06/16/2025	$5,958,510	$(77,310)
Brent Crude Oil (a)	(9)	05/30/2025	549,540	14,310
British Pound/U.S. Dollar Cross Currency Rate	(243)	06/16/2025	20,263,163	(72,079)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(364)	06/17/2025	26,468,260	(603,112)
Copper (a)	(15)	07/29/2025	1,728,375	56,946
Euro STOXX 50 Quanto Index	(87)	06/20/2025	5,050,688	(140,098)
Euro/U.S. Dollar Cross Currency Rate	(140)	06/16/2025	19,915,000	(783,257)
FTSE 100 Index	(26)	06/20/2025	2,939,399	(27,317)
Gold (a)	(12)	06/26/2025	3,982,920	16,220
Japanese Yen/U.S. Dollar Cross Currency Rate	(131)	06/16/2025	11,530,456	16,214
Natural Gas (a)	(52)	05/28/2025	1,729,520	(101,312)
NY Harbor ULSD (a)	(23)	05/30/2025	1,933,739	69,238
Silver (a)	(14)	07/29/2025	2,297,960	(1,311)
				$(1,632,868)
Net Unrealized Appreciation (Depreciation)				$1,020,314

(a)	Futures held in the Return Stacked RSSY Cayman Subsidiary.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

Return Stacked U.S. Stocks & Futures Yield ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$83,206,901	$–	$–	$83,206,901
Money Market Funds	12,913,706	–	–	12,913,706
Total Investments	$96,120,607	$–	$–	$96,120,607

Other Financial Instruments: (a)
Futures Contracts*	3,229,117	–	–	3,229,117
Total Other Financial Instruments	$3,229,117	$–	$–	$3,229,117

Liabilities:
Other Financial Instruments: (a)
Futures Contracts*	(2,208,803)	–	–	(2,208,803)
Total Other Financial Instruments	$(2,208,803)	$–	$–	$(2,208,803)

(a) Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are presented at the unrealized appreciation (depreciation) on the investment.

Refer to the Schedule of Investments for further disaggregation of investment categories.